Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

Restructuring and Related Costs

On May 12, 2025, the Company announced a plan to reduce operating costs and preserve cash, a part of which will be realized through a reduction in force. The Company expects to incur expenses of approximately $1.5 million related to the reduction in force, substantially all of which will be cash expenditures incurred in 2025 for severance.

Agreement to Acquire Akoya Biosciences, Inc.

On January 9, 2025, the Company entered into an Agreement and Plan of Merger (the “Original Merger Agreement”) with Akoya Biosciences, Inc., a Delaware corporation (“Akoya”), and Wellfleet Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Quanterix (“Merger Sub”), to acquire Akoya. Akoya is based in Marlborough, Massachusetts and is a life sciences technology company delivering spatial biology solutions focused on transforming discovery, clinical research and diagnostics. Spatial phenotyping refers to technology that enables academic and biopharma scientists to detect and map the distribution of cell types and biomarkers across whole tissue samples at single-cell resolution, enabling advancements in understanding of disease progression and patient response to therapy. The transaction is part of the Company’s plans to establish the first fully integrated technology ecosystem to identify and measure biomarkers across tissue and blood, expand its technology offerings into oncology and immunology, and expand its portfolio of lab service offerings.

Under the Original Merger Agreement, each share of common stock, par value $0.00001 per share, of Akoya (the “Akoya Common Stock”) outstanding immediately prior to the merger was to be converted into the right to receive 0.318 (the “Original Exchange Ratio”) of a fully paid and nonassessable share of common stock, par value $0.001 per share, of the Company (the “Quanterix Common Stock”) and, if applicable, cash in lieu of fractional shares. In addition, each restricted stock unit in respect of shares of Akoya Common Stock (“Akoya RSUs”) and each option to acquire shares of Akoya Common Stock (“Akoya Options”) that was outstanding immediately prior to the merger was to be automatically converted into a number of restricted stock units and options to acquire shares of Quanterix Common Stock, respectively, based on the Original Exchange Ratio.

On April 28, 2025, the Company, Merger Sub and Akoya, entered into an Amended and Restated Agreement and Plan of Merger (the “A&R Merger Agreement”) that amends and restates the Original Merger Agreement in its entirety, pursuant to which, Merger Sub will merge with and into Akoya (the “Merger”), with Akoya surviving as a wholly owned subsidiary of the Company. Under the A&R Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of Akoya Common Stock outstanding immediately prior to the Effective Time will be converted into the right to receive (a) 0.1461 (the “Exchange Ratio”) of a share of Quanterix Common Stock (the “Per Share Stock Consideration”) and, if applicable, cash in lieu of fractional shares, and (b) $0.38 in cash, without interest (the “Per Share Cash Consideration” and, together with the Per Share Stock Consideration, the “Per Share Merger Consideration”).

Under the A&R Merger Agreement, immediately prior to the Effective Time:

●	Each Akoya RSU that is outstanding and unvested (each, a “Rollover RSU”) will automatically be converted into the right to receive the Per Share Merger Consideration upon vesting. Each Rollover RSU shall otherwise remain subject to the same terms and conditions, including vesting, as were applicable immediately prior to the Effective Time.
●	Each Akoya RSU that is outstanding and vested immediately prior to the Effective Time will receive the Per Share Merger Consideration.
●	Each Akoya Option that is outstanding will, if unvested, become vested, and (a) if the per share exercise price is equal to or greater than the value of the Per Share Merger Consideration, will automatically terminate and be cancelled for no consideration; and (b) if the per share exercise price is less than the value of the Per Share Merger Consideration, will automatically terminate and be cancelled in consideration for the right to receive the Per Share Merger Consideration in respect of a number of shares of Akoya Common Stock determined assuming a synthetic cashless exercise of such Akoya Options as determined based on the aggregate excess of the per share exercise price of such Akoya Options divided by the value of the Per Share Merger Consideration.

The A&R Merger Agreement provides that, (i) the aggregate number of shares of Company Common Stock to be issued by the Company pursuant to the Merger (including shares issuable vesting of Rollover RSUs after the Effective Time) will not exceed 19.99% of the issued and outstanding shares of Company Common Stock immediately prior to the Effective Time and (ii) the aggregate cash consideration to be paid by the Company (including cash payable upon vesting of Rollover RSUs after the Effective Time) will not exceed $20.0 million. If any of such limits were to be exceeded, the Exchange Ratio and the Per Share Cash Consideration, as the case may be, would be reduced, with a corresponding increase in the other component (to the extent such increase does not exceed the limitations described in the foregoing sentence).

The closing of the Merger is subject to a number of conditions, including: (i) approval of the Merger by Akoya stockholders; (ii) the effectiveness of the registration statement on Form S-4 filed with the SEC in connection with the Merger (after the filing of any required post-effective amendment as may be necessary in order to reflect the revised terms of the Merger as contemplated in the A&R Merger Agreement); (iii) the absence of any order issued or entered, or any law enacted or promulgated having the effect of restraining, enjoining, making illegal or otherwise prohibiting the consummation of the Merger; (iv) the Company’s submission to Nasdaq of a notification of shares of the Company Common Stock to be issued in connection with the Merger; (v) performance by each party of its respective obligations under the A&R Merger Agreement; and (vi) the absence of a material adverse effect with respect to each of Akoya and Quanterix.

Securities Purchase Agreement

On April 2, 2025, the Company and Akoya entered into a securities purchase agreement, as amended on April 28, 2025 (the “Securities Purchase Agreement”) with Akoya, pursuant to which Akoya will issue and sell to the Company from time to time, in a private placement, one or more convertible promissory notes having an aggregate principal amount of up to $30.0 million (the “Convertible Notes”). Akoya may draw on the Convertible Notes between June 15, 2025 and the earlier of (a) the closing of the Merger and (b) August 31, 2025 if the A&R Merger Agreement is lawfully terminated pursuant to its terms on or prior to such date; provided, however, that if the closing of the Merger occurs on or prior to June 15, 2025, Akoya may not draw on the Convertible Notes.

Any Convertible Notes issued under the Securities Purchase Agreement will mature on the earliest to occur of (i) the 91st day following the earlier of (a) November 1, 2027 and (b) the date that Akoya’s indebtedness under the Credit and Security Agreement, dated October 27, 2020, by and among Akoya, Midcap Financial Trust, as a lender and as agent (“MidCap”), and the other lenders named therein (the “Akoya Existing Loan Agreement”) is repaid in full and all commitments under such documents have been terminated and (ii) subject to the terms of the Subordination Agreement (as defined below), any acceleration of the Convertible Notes. Any Convertible Note issued under the Securities Purchase Agreement will bear interest at a rate per annum equal to the SOFR interest rate plus an applicable margin specified in the Convertible Note to, but excluding, the date of repayment or conversion of the Convertible Note. Interest on the Convertible Notes will be paid in arrears on the first day of each month and on the maturity date of the Convertible Notes. Subject to the terms of the Subordination Agreement, any interest payments will be made exclusively to the Company in cash.

If drawn, the Convertible Notes will be convertible at the election of the Company during the period beginning on the date, if any, that the A&R Merger Agreement is terminated and ending on the maturity date of the Convertible Notes into shares of Akoya Common Stock, at a conversion price based on the Exchange Ratio and the volume weighted average price of the Quanterix Common Stock for the 10 consecutive trading days ending on the trading day prior to the entry into the A&R Merger Agreement, subject to adjustment.

The Convertible Notes prohibit conversion if it would result in the issuance of more than 19.99% of Akoya Common Stock in the aggregate prior to obtaining stockholder approval. The Convertible Notes will also contain customary anti-dilution provisions to adjust the conversion price from time to time based upon certain issuances of securities by Akoya. The Securities Purchase Agreement contains customary representations and warranties and events of default as well as certain operating covenants applicable to Akoya until the closing of the transaction contemplated by the Merger.

Registration Rights Agreement

At such time as Akoya draws any funds and thereby issues any Convertible Notes, Akoya and the Company will enter into a registration rights agreement, pursuant to which, among other things, Akoya must prepare and file with the SEC no later than August 13, 2025 a registration statement with respect to the resale of shares of Akoya Common Stock issuable upon conversion of the Convertible Notes.

Subordination Agreement

At such time as Akoya draws any funds and thereby issues any Convertible Notes, the Company, Akoya and MidCap will enter into a subordination agreement (the “Subordination Agreement”), pursuant to which the Company and Akoya will agree, among other things, that the Convertible Notes will be subordinate to any debt outstanding and obligations owing under the Akoya Existing Loan Agreement.

Note 21. Subsequent Events

Agreement to Acquire Akoya Biosciences, Inc.

On January 9, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Akoya Biosciences, Inc., a Delaware corporation (“Akoya”), and Wellfleet Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Quanterix (“Merger Sub”), in which Merger Sub will merge with and into Akoya (the “Merger”), with Akoya surviving such Merger as a wholly owned subsidiary of Quanterix. Akoya is based in Marlborough, Massachusetts and is a life sciences technology company delivering spatial biology solutions focused on transforming discovery, clinical research and diagnostics. Spatial phenotyping refers to technology that enables academic and biopharma scientists to detect and map the distribution of cell types and biomarkers across whole tissue samples at single-cell resolution, enabling advancements in understanding of disease progression and patient response to therapy. The transaction is part of the Company’s plans to establish the first fully integrated technology ecosystem to identify and measure biomarkers across tissue and blood, expand its technology offerings into oncology and immunology, and expand its portfolio of lab service offerings.

Under the Merger Agreement, each share of common stock, par value $0.00001 per share, of Akoya (the “Akoya Common Stock”) outstanding immediately prior to the merger will be converted into the right to receive 0.318 (the “Exchange Ratio”) of a fully paid and nonassessable share of common stock, par value $0.001 per share, of Quanterix and, if applicable, cash in lieu of fractional shares, subject to any applicable withholding.

Each restricted stock unit in respect of shares of Akoya Common Stock and each option to acquire shares of Akoya Common Stock that is outstanding immediately prior to the merger will automatically be converted into a number of restricted stock units and options to acquire shares of Quanterix Common Stock, respectively, based on the Exchange Ratio.

The closing of the Merger is subject to a number of conditions, including: (i) approval of the issuance of shares of the Company’s common stock in the Merger by its stockholders; (ii) approval of the Merger by Akoya stockholders; (iii) the effectiveness of the registration statement on Form S-4 filed with the SEC in connection with the Merger; (iv) the absence of any order issued or entered, or any law enacted or promulgated having the effect of restraining, enjoining, making illegal or otherwise prohibiting the consummation of the Merger; (v) the Company’s submission to Nasdaq of a notification of shares of the Company’s common stock to be issued in connection with the Merger; (vi) performance by each party of its respective obligations under the Merger Agreement; and (vii) the absence of a material adverse effect with respect to each of Akoya and Quanterix.

The Company and Akoya have also agreed to use their respective reasonable best efforts to cooperate in good faith to enter into one or more agreements pursuant to which Quanterix would provide Akoya with bridge financing. Any such financing would be in the form of subordinated convertible note(s) in an aggregate principal amount not to exceed $30.0 million, subject to Akoya having obtained any required consents and satisfied any other conditions with respect thereto under Akoya’s existing credit facility As of the date of filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company is negotiating the potential terms of such financing.

Acquisition of Emission Inc.

On January 8, 2025, the Company completed the acquisition of Emission Inc. (“Emission”). Emission is based in Georgetown, Texas and manufactures large-scale, highly-uniform dye-encapsulating magnetic beads designed for low and mid-plex assays and a mid-plex platform that reads its proprietary beads. The transaction is part of the Company’s plans to secure the use of Emission’s highly controlled beads in the Company’s next generation instruments and expansion into a new multi-plex segment targeting third-party original equipment manufacturer customers.

Pursuant to the Share Purchase Agreement, the Company acquired all of the issued and outstanding shares of capital stock of Emission for an upfront payment of $10.0 million, with an additional $10.0 million payable upon completion of certain technical milestones. Additionally, the Emission shareholders may receive up to an additional $50.0 million in earnout payments through December 31, 2029, contingent upon the achievement of certain performance milestones.

In connection with the closing, the Company and Emission entered into a call option agreement, in which the Emission shareholders have the right to repurchase all of the outstanding capital stock of Emission for $10.0 million after five years from the closing date if Emission’s revenues do not exceed $5.0 million in any one year during such five-year period. If the Emission shareholders exercise the right to repurchase Emission and consummate the repurchase, the Company will retain a perpetual, fully-paid, irrevocable license to all Emission intellectual property required to continue to manufacture and commercialize the Company’s products.

The initial accounting for the acquisition was not complete at the time of filing of this proxy statement/prospectus due to the timing of the acquisition. As a result, the full disclosures required under ASC 805-10-50 – Business Combinations cannot be made at this time.

Acquisition costs incurred during the year ended December 31, 2024 related to the Emission acquisition were not material.